Segment and Revenue by Geography and by Major Customer (Details) - Schedule of Supplemental Data - Major Customers - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	10.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	0.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	26.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	7.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	16.00%
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	7.00%	4.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	10.00%	6.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	12.00%	10.00%
Revenue Benchmark [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.00%	10.00%	11.00%